Quarterly Holdings Report
for
Fidelity® High Income Central Fund
November 30, 2023
HICII-NPRT1-0124
1.861968.115
Corporate Bonds - 78.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.9%
Broadcasting - 1.7%
DISH Network Corp.:
0% 12/15/25	3,263,000	1,686,612
2.375% 3/15/24	13,472,000	12,873,843
3.375% 8/15/26	20,439,000	9,248,643
		23,809,098
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,632,685	2,672,379
TOTAL CONVERTIBLE BONDS		26,481,477
Nonconvertible Bonds - 76.1%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,078,475
5.125% 10/1/31	845,000	743,793
5.875% 12/1/27	2,480,000	2,396,647
Bombardier, Inc.:
6% 2/15/28 (c)	1,450,000	1,366,844
7.875% 4/15/27 (c)	5,377,000	5,381,269
Moog, Inc. 4.25% 12/15/27 (c)	735,000	682,036
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,967,563
6.875% 12/15/30 (c)	4,905,000	4,911,131
7.5% 3/15/27	5,250,000	5,251,827
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)	1,585,000	55,475
		33,835,060
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (c)	2,110,000	1,969,498
Allegiant Travel Co. 7.25% 8/15/27 (c)	1,545,000	1,467,750
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	4,225,000	3,042,000
United Airlines, Inc. 4.625% 4/15/29 (c)	1,650,000	1,472,971
Western Global Airlines LLC 10.375% (c)(d)	2,660,000	13,300
		7,965,519
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,060,554
Automotive & Auto Parts - 1.4%
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,597,011
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,746,087
4.95% 5/28/27	2,270,000	2,165,469
7.35% 11/4/27	5,000,000	5,144,097
LCM Investments Holdings 4.875% 5/1/29 (c)	3,665,000	3,202,613
Macquarie AirFinance Holdings 8.375% 5/1/28 (c)	2,010,000	2,060,652
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,770,000	1,587,009
		19,502,938
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	19,850
8% 11/1/31	4,573,000	4,821,453
8% 11/1/31	3,758,000	3,983,493
Aretec Escrow Issuer 2, Inc. 10% 8/15/30 (c)	4,615,000	4,807,215
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	7,280,000	6,733,529
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)	4,250,000	2,972,220
		23,337,760
Broadcasting - 2.0%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)	2,590,000	2,041,361
7.75% 4/15/28 (c)	1,370,000	1,122,947
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)	2,515,000	59,731
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	2,970,000	2,117,326
iHeartCommunications, Inc. 9% (b)(d)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (c)	2,755,000	2,608,490
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)	2,170,000	1,824,004
5.375% 1/15/31 (c)	1,130,000	774,050
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,780,000	1,499,650
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	2,155,000	1,818,281
5% 8/1/27 (c)	5,295,000	5,030,723
Univision Communications, Inc.:
6.625% 6/1/27 (c)	5,150,000	5,075,144
7.375% 6/30/30 (c)	3,455,000	3,390,753
		27,362,460
Building Materials - 0.7%
Acproducts Holdings, Inc. 6.375% 5/15/29 (c)	3,465,000	2,150,795
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	505,000	479,585
6.375% 6/15/30 (c)	2,270,000	2,230,275
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590,000	499,879
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,825,000	1,666,005
6% 12/1/29 (c)	1,705,000	1,483,350
6.125% 7/1/29 (c)	1,005,000	887,644
		9,397,533
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (c)	3,730,000	2,909,658
4.5% 6/1/33 (c)	4,415,000	3,532,291
4.75% 3/1/30 (c)	5,200,000	4,550,840
5% 2/1/28 (c)	5,055,000	4,736,932
CSC Holdings LLC:
3.375% 2/15/31 (c)	3,305,000	2,254,499
4.125% 12/1/30 (c)	2,590,000	1,843,329
4.5% 11/15/31 (c)	2,175,000	1,539,205
4.625% 12/1/30 (c)	5,895,000	3,246,711
5% 11/15/31 (c)	2,290,000	1,279,801
5.375% 2/1/28 (c)	4,625,000	3,932,344
5.75% 1/15/30 (c)	3,690,000	2,084,850
7.5% 4/1/28 (c)	4,545,000	3,108,344
DISH DBS Corp. 5.75% 12/1/28 (c)	1,465,000	1,085,103
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,820,000	5,080,221
6.5% 9/15/28 (c)	5,050,000	2,365,168
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,600,000	7,847,500
VZ Secured Financing BV 5% 1/15/32 (c)	6,990,000	5,725,092
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	1,155,000	902,637
Ziggo BV 4.875% 1/15/30 (c)	1,730,000	1,480,745
		59,505,270
Chemicals - 2.6%
Avient Corp. 5.75% 5/15/25 (c)	1,970,000	1,963,100
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,445,000	2,318,084
CVR Partners LP 6.125% 6/15/28 (c)	3,010,000	2,761,525
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)	6,200,250	4,551,542
LSB Industries, Inc. 6.25% 10/15/28 (c)	270,000	251,660
NOVA Chemicals Corp. 4.25% 5/15/29 (c)	2,650,000	2,090,853
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (c)	1,560,000	1,497,103
9.75% 11/15/28 (c)	1,805,000	1,856,540
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)	2,630,000	2,381,833
6.625% 5/1/29 (c)	1,755,000	1,554,686
The Chemours Co. LLC:
4.625% 11/15/29 (c)	2,245,000	1,886,298
5.375% 5/15/27	2,940,000	2,794,327
5.75% 11/15/28 (c)	3,490,000	3,159,067
Tronox, Inc. 4.625% 3/15/29 (c)	2,210,000	1,879,075
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)	3,255,000	3,099,752
5.625% 8/15/29 (c)	2,375,000	1,999,204
		36,044,649
Consumer Products - 0.9%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,434,999
Gannett Holdings LLC 6% 11/1/26 (c)	1,390,000	1,220,559
Mattel, Inc. 3.375% 4/1/26 (c)	745,000	699,034
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,199,777
TKC Holdings, Inc.:
6.875% 5/15/28 (c)	4,590,000	4,142,475
10.5% 5/15/29 (c)	4,209,000	3,640,785
		12,337,629
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	2,525,000	1,299,664
Berry Global, Inc.:
4.5% 2/15/26 (c)	2,134,000	2,042,271
4.875% 7/15/26 (c)	1,355,000	1,311,775
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	1,430,000	1,258,400
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,185,000	1,032,739
		6,944,849
Diversified Financial Services - 3.4%
Altice France Holding SA 10.5% 5/15/27 (c)	4,240,000	2,252,084
Coinbase Global, Inc. 3.625% 10/1/31 (c)	6,085,000	4,474,528
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (c)	5,505,000	5,491,238
FLY Leasing Ltd. 7% 10/15/24 (c)	7,485,000	6,916,664
Gn Bondco LLC 9.5% 10/15/31 (c)	2,995,000	2,844,798
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (c)	9,430,000	9,606,813
Hightower Holding LLC 6.75% 4/15/29 (c)	970,000	838,712
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,159,012
5.25% 5/15/27	5,970,000	5,387,925
6.375% 12/15/25	1,740,000	1,678,864
MSCI, Inc. 4% 11/15/29 (c)	2,265,000	2,037,828
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,488,925
		47,177,391
Diversified Media - 0.8%
Allen Media LLC 10.5% 2/15/28 (c)	7,650,000	3,858,775
Cmg Media Corp. 8.875% 12/15/27 (c)	6,280,000	5,024,000
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,876,050
		10,758,825
Energy - 10.4%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (c)	2,475,000	2,416,219
6.875% 4/1/27 (c)	700,000	693,597
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,235,000	1,107,779
Centennial Resource Production LLC 5.875% 7/1/29 (c)	2,610,000	2,492,550
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	2,610,000	2,586,231
7% 6/15/25 (c)	6,180,000	6,113,464
CNX Resources Corp.:
6% 1/15/29 (c)	1,185,000	1,130,001
7.375% 1/15/31 (c)	1,685,000	1,674,709
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	1,595,000	1,383,567
6.75% 3/1/29 (c)	3,485,000	3,208,522
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	830,000	796,800
CVR Energy, Inc.:
5.25% 2/15/25 (c)	4,990,000	4,916,466
5.75% 2/15/28 (c)	3,995,000	3,694,216
Delek Logistics Partners LP 7.125% 6/1/28 (c)	1,520,000	1,432,068
DT Midstream, Inc.:
4.125% 6/15/29 (c)	2,545,000	2,284,825
4.375% 6/15/31 (c)	2,545,000	2,233,175
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	4,185,000	4,082,349
Energy Transfer LP:
5.75% 4/1/25	1,045,000	1,040,329
6% 2/1/29 (c)	1,390,000	1,369,303
EnLink Midstream LLC:
5.625% 1/15/28 (c)	1,060,000	1,028,465
6.5% 9/1/30 (c)	2,150,000	2,163,968
EQT Corp. 3.625% 5/15/31 (c)	1,720,000	1,491,034
Harvest Midstream I LP 7.5% 9/1/28 (c)	5,565,000	5,483,673
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,560,000	1,395,186
5.125% 6/15/28 (c)	2,905,000	2,780,041
5.5% 10/15/30 (c)	920,000	868,232
5.625% 2/15/26 (c)	6,900,000	6,813,750
Jonah Energy Parent LLC 12% 11/5/25 (b)(f)	9,428,234	9,794,050
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,685,000	2,631,863
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)	7,159,924	5,387,843
MEG Energy Corp. 5.875% 2/1/29 (c)	4,235,000	4,048,099
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,185,510
Neptune Energy Bondco PLC 6.625% 5/15/25 (c)	1,065,000	1,059,995
New Fortress Energy, Inc. 6.75% 9/15/25 (c)	6,830,000	6,619,657
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	3,455,000	3,490,643
8.75% 6/15/31 (c)	1,840,000	1,909,000
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	670,748
4.4% 4/15/46	1,750,000	1,340,661
4.5% 7/15/44	815,000	602,570
5.875% 9/1/25	1,665,000	1,666,830
6.2% 3/15/40	980,000	966,251
6.6% 3/15/46	2,590,000	2,654,154
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	2,320,000	2,228,522
7.875% 9/15/30 (c)	4,835,000	4,835,000
SM Energy Co.:
6.5% 7/15/28	920,000	895,500
6.625% 1/15/27	1,145,000	1,126,435
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,904,117
5.375% 2/1/29	1,625,000	1,546,195
Strathcona Resources Ltd. 6.875% 8/1/26 (c)	5,850,000	5,572,125
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,078,088
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)	2,370,000	2,139,933
Tullow Oil PLC 10.25% 5/15/26 (c)	5,050,000	4,480,057
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (c)	2,220,000	1,946,622
Viper Energy, Inc. 5.375% 11/1/27 (c)	1,105,000	1,054,588
		143,515,575
Environmental - 0.5%
Covanta Holding Corp. 4.875% 12/1/29 (c)	1,355,000	1,124,650
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,795,000	1,594,622
5.875% 6/30/29 (c)	2,775,000	2,328,198
Stericycle, Inc. 3.875% 1/15/29 (c)	1,645,000	1,450,468
		6,497,938
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,655,000	1,466,813
4.875% 2/15/30 (c)	6,890,000	6,442,224
BellRing Brands, Inc. 7% 3/15/30 (c)	845,000	859,492
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	1,470,000	578,813
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	960,000	814,694
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	2,200,000	2,200,000
		12,362,036
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,905,000	1,533,525
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)	1,465,000	1,323,778
7.5% 4/15/25 (c)	450,000	444,905
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,702,000	1,703,554
Kraft Heinz Foods Co. 5.5% 6/1/50	855,000	824,147
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)	2,290,000	2,050,044
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,350,000	1,207,402
5.5% 10/15/27 (c)	5,775,000	5,589,562
6.875% 5/1/25 (c)	995,000	995,522
Post Holdings, Inc.:
4.625% 4/15/30 (c)	625,000	558,373
5.75% 3/1/27 (c)	282,000	277,149
TreeHouse Foods, Inc. 4% 9/1/28	860,000	731,575
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	5,345,000	4,576,656
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	1,110,000	1,001,469
4.75% 2/15/29 (c)	3,100,000	2,873,510
6.875% 9/15/28 (c)	4,795,000	4,861,555
7.25% 1/15/32 (c)	1,550,000	1,585,867
		32,138,593
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (c)	890,000	774,803
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,860,000	2,513,097
8.125% 7/1/27 (c)	6,225,000	6,341,737
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	4,380,000	4,112,358
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	2,925,000	2,598,716
6.75% 1/15/30 (c)	1,410,000	1,189,828
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	935,000	936,992
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,245,000	1,115,794
Scientific Games Corp. 7.5% 9/1/31 (c)	1,075,000	1,090,766
Station Casinos LLC 4.625% 12/1/31 (c)	3,685,000	3,131,071
Studio City Finance Ltd. 6.5% 1/15/28 (c)	5,015,000	4,400,663
VICI Properties LP / VICI Note Co. 4.625% 6/15/25 (c)	5,180,000	5,036,928
		33,242,753
Healthcare - 6.3%
1375209 BC Ltd. 9% 1/30/28 (c)	1,023,000	987,788
AHP Health Partners, Inc. 5.75% 7/15/29 (c)	2,665,000	2,218,613
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	2,290,000	2,028,568
4.625% 7/15/28 (c)	3,345,000	3,128,815
Bausch Health Companies, Inc.:
11% 9/30/28 (c)	1,819,000	1,136,875
14% 10/15/30 (c)	359,000	186,525
Centene Corp.:
3.375% 2/15/30	2,690,000	2,326,360
4.625% 12/15/29	1,825,000	1,694,938
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	740,000	657,867
4% 3/15/31 (c)	2,080,000	1,788,800
4.25% 5/1/28 (c)	735,000	681,119
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	11,675,000	8,565,714
5.25% 5/15/30 (c)	4,900,000	3,856,372
6.125% 4/1/30 (c)	5,840,000	3,260,297
6.875% 4/15/29 (c)	2,815,000	1,660,850
8% 3/15/26 (c)	3,040,000	2,926,796
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	2,495,000	1,953,186
4.625% 6/1/30 (c)	2,580,000	2,180,654
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,624,803
Grifols SA 4.75% 10/15/28 (c)	1,085,000	958,994
HealthEquity, Inc. 4.5% 10/1/29 (c)	1,005,000	904,990
Hologic, Inc. 3.25% 2/15/29 (c)	2,525,000	2,217,082
IQVIA, Inc. 6.5% 5/15/30 (c)	1,875,000	1,890,844
Jazz Securities DAC 4.375% 1/15/29 (c)	1,980,000	1,781,260
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	2,430,000	2,110,502
3.875% 5/15/32 (c)	3,315,000	2,780,040
4.375% 6/15/28 (c)	1,835,000	1,701,438
Mozart Borrower LP 3.875% 4/1/29 (c)	2,005,000	1,779,531
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,005,000	2,668,348
5.125% 4/30/31 (c)	2,995,000	2,356,416
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	2,295,000	1,774,402
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)	124,000	123,070
10% 4/15/27 (c)	1,768,000	1,784,126
Tenet Healthcare Corp.:
4.375% 1/15/30	6,565,000	5,868,288
6.125% 10/1/28	7,085,000	6,868,908
6.125% 6/15/30	3,680,000	3,584,170
6.875% 11/15/31	330,000	326,288
		87,343,637
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,425,000	1,270,947
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)	1,380,000	1,161,049
6.625% 1/15/28 (c)	40,000	37,747
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,755,789
5% 3/1/31	2,190,000	1,643,472
New Home Co., Inc. 8.25% 10/15/27 (c)(g)	1,210,000	1,118,270
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,382,103
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (c)	2,945,000	2,865,838
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	755,357
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	2,035,000	1,686,965
6.5% 2/15/29 (c)	3,300,000	2,195,692
10.5% 2/15/28 (c)	4,250,000	4,180,387
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	1,185,000	1,085,726
		22,139,342
Hotels - 1.0%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	5,095,000	5,540,305
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	1,470,000	1,234,571
3.75% 5/1/29 (c)	1,650,000	1,481,778
5.375% 5/1/25 (c)	3,525,000	3,500,141
Lindblad Expeditions LLC 6.75% 2/15/27 (c)	2,120,000	2,067,000
		13,823,795
Insurance - 2.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	9,401,000	9,282,533
10.125% 8/1/26 (c)	2,450,000	2,523,845
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (c)	3,030,000	2,740,347
6.75% 10/15/27 (c)	9,895,000	9,489,157
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,400,000	1,260,033
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,445,000	1,291,570
HUB International Ltd.:
7% 5/1/26 (c)	1,395,000	1,387,692
7.25% 6/15/30 (c)	6,190,000	6,326,559
USI, Inc. 6.875% 5/1/25 (c)	3,250,000	3,225,495
		37,527,231
Leisure - 2.2%
Carnival Corp.:
5.75% 3/1/27 (c)	5,135,000	4,879,939
9.875% 8/1/27 (c)	4,130,000	4,315,986
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	735,000	696,413
7.75% 2/15/29 (c)	2,575,000	2,433,739
NCL Finance Ltd. 6.125% 3/15/28 (c)	910,000	825,715
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,375,000	4,143,429
5.375% 7/15/27 (c)	1,975,000	1,900,167
11.625% 8/15/27 (c)	8,060,000	8,741,296
Vail Resorts, Inc. 6.25% 5/15/25 (c)	1,435,000	1,430,892
Viking Cruises Ltd. 9.125% 7/15/31 (c)	895,000	930,856
		30,298,432
Metals/Mining - 2.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	2,670,000	2,381,387
Alpha Natural Resources, Inc. 9.75% (b)(d)	1,099,000	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)	910,000	928,481
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (c)	1,465,000	1,259,289
Constellium NV 5.875% 2/15/26 (c)	990,000	977,588
ERO Copper Corp. 6.5% 2/15/30 (c)	8,865,000	7,580,905
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	1,515,000	1,299,113
6.875% 10/15/27 (c)	2,360,000	1,883,988
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	1,615,000	1,409,104
5.875% 4/15/30 (c)	2,755,000	2,648,657
HudBay Minerals, Inc. 6.125% 4/1/29 (c)	4,755,000	4,481,947
Mineral Resources Ltd.:
8% 11/1/27 (c)	2,835,000	2,840,457
8.5% 5/1/30 (c)	680,000	687,453
		28,378,369
Paper - 0.7%
Berry Global, Inc. 5.625% 7/15/27 (c)	1,110,000	1,085,148
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,070,000	1,029,578
8.75% 4/15/30 (c)	6,430,000	5,769,861
SPA Holdings 3 OY 4.875% 2/4/28 (c)	1,770,000	1,494,521
		9,379,108
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	7,635,000	6,582,000
CEC Entertainment LLC 6.75% 5/1/26 (c)	2,250,000	2,174,630
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (c)	1,325,000	1,285,250
Papa John's International, Inc. 3.875% 9/15/29 (c)	870,000	733,529
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,324,566
		13,099,975
Services - 5.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	1,050,000	799,376
ASGN, Inc. 4.625% 5/15/28 (c)	5,875,000	5,467,158
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)	1,328,000	1,152,664
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)	1,470,000	1,324,871
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)	5,010,000	5,194,518
CoreCivic, Inc. 8.25% 4/15/26	1,455,000	1,483,961
CoreLogic, Inc. 4.5% 5/1/28 (c)	4,470,000	3,743,625
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,979,000	9,717,051
Hertz Corp.:
4.625% 12/1/26 (c)	1,680,000	1,480,693
5% 12/1/29 (c)	2,190,000	1,680,865
5.5% (b)(c)(d)	3,155,000	94,650
6% (b)(c)(d)	3,900,000	331,500
6.25% (b)(d)	2,880,000	86,400
7.125% (b)(c)(d)	3,980,000	338,300
OpenLane, Inc. 5.125% 6/1/25 (c)	96,000	93,486
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	2,500,000	2,250,000
Service Corp. International 5.125% 6/1/29	1,845,000	1,761,975
The GEO Group, Inc. 9.5% 12/31/28 (c)	6,055,000	5,782,525
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	17,310,000	15,926,645
6.25% 1/15/28 (c)	2,145,000	2,128,913
7.5% 5/15/25 (c)	5,010,000	5,103,938
7.5% 9/15/27 (c)	2,765,000	2,815,691
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,640,000	1,541,408
		70,300,213
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	954,625
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	690,000	619,654
		1,574,279
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	626,514
4.625% 11/15/29 (c)	1,520,000	1,368,914
4.75% 3/1/30	680,000	609,602
5% 2/15/32 (c)	1,520,000	1,325,845
Bath & Body Works, Inc. 6.625% 10/1/30 (c)	5,045,000	4,993,499
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(e)	301,000	237,730
13% 6/1/30 pay-in-kind (c)(e)	451,000	352,908
14% 6/1/31 pay-in-kind (c)(e)	534,000	423,841
EG Global Finance PLC 12% 11/30/28 (c)	2,975,000	3,094,000
LBM Acquisition LLC 6.25% 1/15/29 (c)	2,455,000	2,056,357
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)	1,065,000	955,097
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	1,320,000	963,508
7.875% 5/1/29 (c)	1,235,000	702,073
		17,709,888
Technology - 5.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (c)	6,520,000	5,651,558
Block, Inc.:
2.75% 6/1/26	2,555,000	2,356,257
3.5% 6/1/31	2,555,000	2,138,295
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)	60,000	60,000
CA Magnum Holdings 5.375% 10/31/26 (c)	770,000	702,625
Camelot Finance SA 4.5% 11/1/26 (c)	2,285,000	2,166,489
Cloud Software Group, Inc. 9% 9/30/29 (c)	6,530,000	5,876,746
Coherent Corp. 5% 12/15/29 (c)	1,385,000	1,253,458
Elastic NV 4.125% 7/15/29 (c)	1,275,000	1,138,248
Gen Digital, Inc. 5% 4/15/25 (c)	6,075,000	6,025,793
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	2,235,000	2,162,089
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (c)	1,850,000	1,452,250
Match Group Holdings II LLC 4.125% 8/1/30 (c)	2,335,000	2,031,894
MicroStrategy, Inc. 6.125% 6/15/28 (c)	10,890,000	10,042,050
NCR Atleos Corp. 9.5% 4/1/29 (c)	3,180,000	3,283,954
NCR Voyix Corp. 5.125% 4/15/29 (c)	1,775,000	1,625,632
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	1,450,000	1,404,040
Open Text Corp. 3.875% 12/1/29 (c)	2,200,000	1,924,192
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	3,095,000	2,739,092
4.125% 12/1/31 (c)	2,200,000	1,878,960
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	1,430,000	429,349
Roblox Corp. 3.875% 5/1/30 (c)	6,055,000	5,199,731
Seagate HDD Cayman:
8.25% 12/15/29 (c)	1,545,000	1,640,846
8.5% 7/15/31 (c)	1,410,000	1,506,771
Sensata Technologies BV 4% 4/15/29 (c)	2,480,000	2,226,509
Synaptics, Inc. 4% 6/15/29 (c)	1,210,000	1,047,025
TTM Technologies, Inc. 4% 3/1/29 (c)	2,215,000	1,969,201
		69,933,054
Telecommunications - 4.9%
Altice Financing SA 5.75% 8/15/29 (c)	7,480,000	6,148,520
Altice France SA:
5.125% 1/15/29 (c)	2,270,000	1,649,067
5.5% 1/15/28 (c)	4,825,000	3,688,492
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	9,965,000	9,044,483
Consolidated Communications, Inc. 5% 10/1/28 (c)	1,320,000	1,032,900
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,480,000	2,224,979
5.875% 10/15/27 (c)	2,440,000	2,292,323
5.875% 11/1/29	615,475	492,620
6% 1/15/30 (c)	3,035,000	2,431,798
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	7,745,000	7,176,995
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	2,520,000	2,116,298
6.75% 10/15/27 (c)	4,724,000	4,442,095
Level 3 Financing, Inc.:
3.75% 7/15/29 (b)(c)	3,850,000	1,848,000
4.25% 7/1/28 (b)(c)	3,420,000	1,812,600
Lumen Technologies, Inc. 4% 2/15/27 (c)	4,225,000	2,232,152
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	1,700,000	1,555,739
6% 2/15/28 (c)	790,000	669,525
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	221,000	201,939
Telecom Italia SpA 5.303% 5/30/24 (c)	2,020,000	2,003,932
Uniti Group, Inc. 6% 1/15/30 (c)	6,860,000	4,448,573
Windstream Escrow LLC 7.75% 8/15/28 (c)	6,380,000	5,259,926
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	3,835,000	2,925,974
6.125% 3/1/28 (c)	2,115,000	1,419,860
		67,118,790
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)	3,760,000	3,073,800
4.25% 3/15/29 (c)	1,710,000	1,496,250
Victoria's Secret & Co. 4.625% 7/15/29 (c)	1,665,000	1,351,120
		5,921,170
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (c)	9,000	8,847
4.375% 5/1/26 (c)	7,000	6,664
Seaspan Corp. 5.5% 8/1/29 (c)	3,695,000	2,882,100
		2,897,611
Utilities - 3.4%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	2,940,000	2,751,275
DPL, Inc. 4.35% 4/15/29	9,480,000	8,590,539
NRG Energy, Inc. 3.875% 2/15/32 (c)	132,000	107,910
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	240,632
3.95% 12/1/47	2,495,000	1,691,695
4.55% 7/1/30	4,110,000	3,774,744
4.95% 7/1/50	14,750,000	11,735,682
PG&E Corp. 5.25% 7/1/30	9,430,000	8,858,213
Pike Corp. 5.5% 9/1/28 (c)	5,310,000	4,836,348
Vertiv Group Corp. 4.125% 11/15/28 (c)	3,055,000	2,765,314
Vistra Operations Co. LLC 5.625% 2/15/27 (c)	2,000,000	1,945,422
		47,297,774
TOTAL NONCONVERTIBLE BONDS		1,048,730,000
TOTAL CORPORATE BONDS (Cost $1,210,624,918)		1,075,211,477

Common Stocks - 5.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(h)	32,168	55,329
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	21,494
Energy - 2.7%
California Resources Corp.	127,762	6,542,692
California Resources Corp. warrants 10/27/24 (h)	20,004	326,065
Chesapeake Energy Corp. (i)	64,281	5,162,407
EP Energy Corp. (b)(h)	218,900	369,941
Exxon Mobil Corp.	49,155	5,050,185
Forbes Energy Services Ltd. (b)(h)	72,087	1
Mesquite Energy, Inc. (b)(h)	214,437	16,496,615
Noble Corp. PLC:
warrants 2/4/28 (h)	27,051	783,397
warrants 2/4/28 (h)	27,051	667,889
PureWest Energy (b)(h)	2,832	5,281
PureWest Energy rights (b)(h)	1,707	0
Superior Energy Services, Inc. Class A (b)(h)	15,005	1,144,581
Tidewater, Inc. warrants 11/14/42 (h)	8,251	545,266
Tribune Resources, Inc. (b)(h)	182,155	162,118
TOTAL ENERGY		37,256,438
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(f)(h)	1,330,466	811,584
Food & Drug Retail - 1.4%
Northeast Grocery, Inc. (b)(f)(h)	228,430	1,082,758
Southeastern Grocers, Inc. (b)(f)(h)	687,397	18,477,231
TOTAL FOOD & DRUG RETAIL		19,559,989
Gaming - 0.0%
Studio City International Holdings Ltd.:
ADR (c)(h)	25,434	135,734
(NYSE) ADR (h)	28,000	149,428
TOTAL GAMING		285,162
Telecommunications - 0.2%
CUI Acquisition Corp. Class E (b)(h)	0	0
Frontier Communications Parent, Inc. (h)	77,463	1,695,665
Intelsat Jackson Holdings SA:
Series A rights (b)(h)	10,435	99,028
Series B rights (b)(h)	10,435	365,016
TOTAL TELECOMMUNICATIONS		2,159,709
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)(h)	99,657	3,805,901
Utilities - 0.4%
PG&E Corp.	350,590	6,019,630
TOTAL COMMON STOCKS (Cost $36,779,088)		69,975,236

Bank Loan Obligations - 8.5%
	Principal Amount (a)	Value ($)
Air Transportation - 1.3%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1984% 11/23/28 (b)(e)(j)(k)	7,233,930	7,233,930
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (b)(e)(j)(k)	915,000	890,295
CME Term SOFR 3 Month Index + 8.000% 13.4832% 11/23/29 (b)(e)(j)(k)	9,743,000	9,743,000
TOTAL AIR TRANSPORTATION		17,867,225
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9901% 2/1/27 (e)(j)(k)	1,053,841	1,044,757
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6517% 8/14/26 (e)(j)(k)	1,130,162	1,131,100
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(j)(k)	1,525,688	1,471,465
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 5/7/25 (b)(e)(j)(k)	3,699,838	3,514,846
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(j)(k)	2,838,550	2,703,009
TOTAL CHEMICALS		6,217,855
Consumer Products - 0.3%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 21.75% 5/8/26 (b)(e)(j)(k)	1,334,102	1,320,761
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 5/14/28 (e)(j)(k)	2,313,850	2,193,345
TOTAL CONSUMER PRODUCTS		3,514,106
Diversified Financial Services - 1.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(e)(k)	3,312,346	2,551,169
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (j)(k)(l)	3,980,000	3,975,025
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3901% 4/20/30 (e)(j)(k)	238,033	237,635
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(j)(k)	7,891,650	7,625,701
TOTAL DIVERSIFIED FINANCIAL SERVICES		14,389,530
Diversified Media - 0.3%
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (e)(j)(k)	4,934,629	4,526,486
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(j)(k)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(j)(k)	1,710,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.3%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7035% 5/16/29 (e)(j)(k)	1,866,150	1,840,490
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.895% 4/18/28 (b)(e)(j)(k)	2,812,950	2,616,044
TOTAL FOOD/BEVERAGE/TOBACCO		4,456,534
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 11/1/28 (e)(j)(k)	285,650	285,333
Homebuilders/Real Estate - 0.6%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(j)(k)	8,714,142	8,474,503
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.8901% 5/29/26 (e)(j)(k)	1,487,819	654,640
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(j)(k)	211,238	210,621
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4484% 8/19/28 (e)(j)(k)	4,257,000	4,170,072
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (e)(j)(k)	650,000	652,412
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (e)(j)(k)	432,630	432,180
TOTAL INSURANCE		5,465,285
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/17/28 (e)(j)(k)	42,557	42,557
Services - 1.7%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4484% 12/20/29 (e)(j)(k)	66,000	66,207
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (e)(j)(k)	305,000	259,741
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/2/28 (e)(j)(k)	5,760,911	5,397,283
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(j)(k)	6,228,486	6,128,831
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (e)(j)(k)	5,507,325	4,931,369
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(j)(k)	6,969,960	6,030,270
TOTAL SERVICES		22,813,701
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(j)(k)	2,603,045	2,578,421
Technology - 1.6%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (e)(j)(k)	3,540,299	2,334,827
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (e)(j)(k)	2,808,294	2,753,700
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 4/30/25 (e)(j)(k)	1,558,000	1,558,280
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(j)(k)	145,464	143,136
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(j)(k)	3,878,959	3,878,959
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (e)(j)(k)	686,400	687,828
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(j)(k)	10,280,000	10,273,626
TOTAL TECHNOLOGY		21,630,356
Telecommunications - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (e)(j)(k)	1,047,984	892,756
TOTAL BANK LOAN OBLIGATIONS (Cost $123,394,139)		117,456,610

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Bank of America Corp.:
6.1% (e)(m)	3,690,000	3,646,586
6.25% (e)(m)	2,310,000	2,278,464
Wells Fargo & Co. 5.9% (e)(m)	1,955,000	1,924,228
TOTAL BANKS & THRIFTS		7,849,278
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (e)(m)	4,340,000	4,193,453
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(m)	4,000,000	3,585,200
TOTAL PREFERRED SECURITIES (Cost $16,010,242)		15,627,931

Other - 1.9%
	Shares	Value ($)
Other - 1.9%
Fidelity Private Credit Central Fund LLC (f) (Cost $25,087,667)	2,520,774	25,560,650

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (n)	53,800,291	53,811,051
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	5,231,777	5,232,300
TOTAL MONEY MARKET FUNDS (Cost $59,043,351)		59,043,351

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,470,939,405)	1,362,875,255
NET OTHER ASSETS (LIABILITIES) - 1.1%	15,684,535
NET ASSETS - 100.0%	1,378,559,790

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $870,057,058 or 63.1% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,726,273 or 4.0% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 11/06/23	25,087,665

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	9,239,670

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	21,545,624	149,271,188	117,005,761	377,733	-	-	53,811,051	0.1%
Fidelity Private Credit Central Fund LLC	24,227,898	1,131,488	-	850,471	-	201,264	25,560,650	3.8%
Fidelity Securities Lending Cash Central Fund 5.39%	7,268,450	10,521,224	12,557,374	1,670	-	-	5,232,300	0.0%
Total	53,041,972	160,923,900	129,563,135	1,229,874	-	201,264	84,604,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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